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October 21, 2011

Filed via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           AudioEye, Inc.

To Whom It May Concern:

On behalf of AudioEye, Inc., Commission File Number 000-1362190, I enclose Form S-1 Registration Statement Under The Securites Act of 1933.

If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum
Jerry Gruenbaum. Esquire

cc: David L. Ficksman, Esq. [TroyGould PC]

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